Capital and financial risk management - Equity risk (Details) - Equity risk - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	8.00%	10.00%
Increase in profit before tax due to reasonably possible increase in designated risk component	€ 319	€ 164
Decrease in profit before tax due to reasonably possible increase in designated risk component	€ 319	€ 164